Leases - Schedule of Amounts Recognized in Profit or Loss in Relation to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amounts Recognized in Profit or Loss in Relation to Leases [Abstract]
Interest on lease liabilities	$ 42	$ 50	$ 83
Depreciation charge of right-of-use assets	650	866	984
Total amount recognized in profit or loss	$ 692	$ 916	$ 1,067